Bonds Payable (Details)			12 Months Ended
	Nov. 02, 2016 USD ($) $ / shares	Nov. 02, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Nov. 02, 2016 CNY (¥) ¥ / shares
Bonds Payable
Debt instrument, face amount			$ 43,246,360				¥ 300,000,000	$ 43,246,360	¥ 300,000,000
Debt instrument, fixed interest rate (as a percent)			6.50%				6.50%	6.50%	6.50%
Unamortized debt issuance costs interest rate (as a percentage)			6.75%				6.75%	6.75%	6.75%
Interests incurred			$ 3,101,216	¥ 20,263,965	¥ 2,865,835	¥ 0
Prepaid interests	$ 459,123		119,638			0	¥ 781,737		¥ 134,165	¥ 3,000,000
Cost associated to the debt issuance of Bonds			1,082,837				7,075,472
Amortized deferred expenses			216,023	1,411,537	672,831	5,134,902
Outstanding deferred expenses			829,331				5,419,012		6,830,549
Non-current liabilities
Bonds payable-Outstanding principal			45,082,946				¥ 294,580,988		¥ 293,169,451
Interest expense
Bonds Payable
Amortized deferred expenses			$ 216,023	¥ 1,411,537	¥ 244,923	¥ 0
Shandong Borun
Bonds Payable
Debt instrument, face amount	$ 45,912,277									¥ 300,000,000
Face value of Bonds issued (in CNY or USD per share) | (per share)	$ (14)									¥ 100
Debt instrument, fixed interest rate (as a percent)	6.50%									6.50%
Debt instrument, maturity date	Nov. 02, 2021	Nov. 02, 2021
Amount to be repaid at the end of each of the third, fourth and fifth year life of the Bonds	$ 15,304,092	¥ 100,000,000